Huntington ForeRetirement Variable Annuity

Supplement Dated January 3, 2014 to your

Prospectus dated November 18, 2013

Effective November 18, 2013, the share class of the Forethought Variable Insurance Trust sub-accounts are Class II:

Forethought American Funds® Managed Risk Portfolio – Class II

Forethought BlackRock Global Allocation Managed Risk Portfolio – Class II

Forethought Index Managed Risk Portfolio – Class II

Forethought Select Advisor Managed Risk Portfolio – Class II

Forethought WMC Research Managed Risk Portfolio – Class II

References to Series I in Appendix C of the Prospectus are hereby deleted.

This Supplement Should Be Retained For Future Reference.

HFR.1-010314-SCII